Eaton Vance

National Municipal Opportunities Trust

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.3%

Security	Principal Amount (000’s omitted)	Value
Education — 2.0%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$560	$568,613
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	185	165,649
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(1)	210	219,878
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(1)	395	407,225
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	185	207,047
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	185	202,740
District of Columbia, (KIPP DC), 4.00%, 7/1/39	100	105,825
District of Columbia, (KIPP DC), 4.00%, 7/1/44	100	104,584
District of Columbia, (KIPP DC), 4.00%, 7/1/49	135	140,539
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(1)	1,090	1,109,064
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	940,160
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	456,615
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	655	667,098
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	175	175,523
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.50%, 4/1/32	165	168,594
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.75%, 4/1/42	415	422,474
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	70	71,719
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	110	112,286

		$6,245,633

Electric Utilities — 6.1%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$353,906
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	6,241,107
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	3,662,921
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	2,824,937
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,520	1,570,738
New York Power Authority, 4.00%, 11/15/60	2,000	2,309,680
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,519,875

		$19,483,164

Escrowed/Prerefunded — 5.9%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), Prerefunded to 11/1/20, 5.00%, 11/1/38	$4,475	$4,543,199
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	1,450	1,584,995
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	1,405	1,542,788
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	2,725	2,860,896

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	$470	$483,113
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,065,320
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,644,147
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	750	799,778
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	941,163
Will County Community Unit School District No. 365-U, IL, (Valley View), Prerefunded to 11/1/21, 5.75%, 11/1/32	2,210	2,371,662

		$18,837,061

General Obligations — 7.7%
Chicago Board of Education, IL, 5.00%, 12/1/42	$6,410	$6,504,227
Chicago Board of Education, IL, 5.00%, 12/1/46	190	193,167
Chicago, IL, 5.50%, 1/1/49	5,000	5,486,700
Illinois, 4.25%, 12/1/37	6,000	6,022,560
Illinois, 5.00%, 5/1/36	3,500	3,625,475
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	382,952
Township of Freehold, NJ, 1.00%, 10/15/29	575	547,889
Township of Freehold, NJ, 1.00%, 10/15/30	1,035	972,693
Township of Freehold, NJ, 1.00%, 10/15/31	975	901,846

		$24,637,509

Hospital — 11.7%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	$165	$181,802
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	713,312
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	670	723,104
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	310	325,326
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	1,000	1,078,870
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	1,190	1,317,735
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,802,300
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,071,640
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	275,115
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	1,555	1,608,772
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	255	291,513
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,453,987
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	1,040	1,142,222
Montefiore Obligated Group, NY, 4.287%, 9/1/50	3,240	3,220,822
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/38	1,000	1,098,250
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/39	1,000	1,095,210
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/44	1,500	1,622,070
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/59	2,000	2,879,700
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	675	714,285
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	900	1,041,048

Security	Principal Amount (000’s omitted)	Value
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	$310	$355,186
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	3,415	3,950,848
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	5	5,718
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(2)	3,975	4,546,009
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(2)	3,500	3,887,940

		$37,402,784

Housing — 1.1%
California Department of Veterans Affairs, Home Purchase Revenue, 3.60%, 12/1/43	$1,895	$2,074,665
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	445	455,150
New York City Housing Development Corp., NY, 3.85%, 11/1/42	1,000	1,079,070

		$3,608,885

Industrial Development Revenue — 9.3%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$4,999,900
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,192	3,204,859
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(1)	1,950	1,955,402
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	793,150
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(1)	1,415	1,425,032
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(1)	1,555	1,576,832
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	560	538,995
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	639,141
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	1,937,677
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,460,915
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	2,021,140
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	4,007,365
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,445	1,474,998
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	850	851,037
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	390	420,311
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(1)	345	377,606
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	157,112

		$29,841,472

Insured-General Obligations — 1.1%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$160,318
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	3,312,773

		$3,473,091

Insured-Hospital — 0.5%
Toledo Hospital, OH, (AGM), 5.75%, 11/15/38	$1,440	$1,682,824

		$1,682,824

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 5.2%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, 10/1/34	$4,000	$5,841,920
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	6,000	8,763,900
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	960	329,529
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	720	809,669
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	860	964,851

		$16,709,869

Insured-Transportation — 7.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$767,829
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48(2)	6,225	6,826,148
New York Thruway Authority, (AGM), 3.00%, 1/1/46	4,895	4,957,509
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	460	487,490
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	1,295	1,367,339
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	2,683,320
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	8,383,830

		$25,473,465

Lease Revenue/Certificates of Participation — 1.7%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/43	$740	$813,415
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/44	4,260	4,695,287

		$5,508,702

Other Revenue — 0.9%
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(1)	$390	$433,579
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	657,738
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,653,173

		$2,744,490

Senior Living/Life Care — 10.0%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,327,505
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,462,817
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/37	850	873,758
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/42	700	710,626
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	126,591
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	730	726,627
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	925	901,098
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	182,377
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	172,796
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	364,627

Security	Principal Amount (000’s omitted)	Value
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	$300	$324,375
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	296,260
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,398,150
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	510	509,969
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/39	1,800	1,917,684
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 6.125%, 11/15/26	500	521,615
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 6.50%, 11/15/31	1,600	1,672,320
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(1)	470	455,712
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(1)	310	290,913
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,677,967
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	835	857,470
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	265	248,930
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	360	343,246
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	780	745,337
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/31	1,235	1,237,717
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/32	1,295	1,291,633
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	80	82,553
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	50	51,360
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	55	56,200
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	175	177,070
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	605	605,859
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	585,211
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	2,724,275
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 5.25%, 5/15/37(1)	630	661,418
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	255	258,774
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	735	743,350
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	912,555
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,039,550
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,232,485
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	297,311

		$32,066,091

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.9%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/39	$1,500	$1,731,300
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/47	4,000	4,407,600

		$6,138,900

Student Loan — 0.7%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$665	$665,718
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,511,557

		$2,177,275

Transportation — 23.9%
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/37	$2,550	$2,875,737
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/38	5,000	5,621,650
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	750	820,718
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	325	333,993
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,468,861
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,242,041
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,271,666
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,958,156
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44	10	11,234
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(2)	2,125	2,387,310
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	907,953
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,065	1,206,837
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(2)	3,750	4,450,050
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,113,436
Illinois Toll Highway Authority, 5.00%, 1/1/41(2)	5,575	6,451,334
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	350	354,697
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,742,999
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,373,505
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,368,700
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	9,274,200
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	854,145
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	2,115	2,294,352
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(2)	2,660	2,819,281
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	6,000	7,232,040
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	7,031,744
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	2,639,516
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	140	154,393
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	260	285,862
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	135	148,017
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	180	218,164

Security	Principal Amount (000’s omitted)	Value
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	$2,865	$3,260,485
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/38	850	399,942
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	445	480,582
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/49	1,500	1,664,040

		$76,717,640

Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$2,070	$2,336,554

		$2,336,554

Total Tax-Exempt Municipal Securities — 98.3% (identified cost $285,266,364)		$315,085,409

Taxable Municipal Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.1%
Chicago, IL, 7.375%, 1/1/33	$1,750	$1,916,600
Chicago, IL, 7.781%, 1/1/35	1,400	1,599,668

		$3,516,268

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,230,680

		$4,230,680

Senior Living/Life Care — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$1,720	$1,761,830

		$1,761,830

Transportation — 0.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$1,608,975

		$1,608,975

Total Taxable Municipal Securities — 3.5% (identified cost $10,429,880)		$11,117,753

Corporate Bonds & Notes — 2.7%

Security	Principal Amount (000’s omitted)	Value
Health Care — 1.6%
Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	$5,000	$5,218,655

		$5,218,655

Hospital — 0.2%
CommonSpirit Health, 3.347%, 10/1/29	$795	$819,104

		$819,104

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$2,818,192

		$2,818,192

Total Corporate Bonds & Notes — 2.7% (identified cost $8,225,000)		$8,855,951

Total Investments — 104.5% (identified cost $303,921,244)		$335,059,113

Other Assets, Less Liabilities — (4.5)%		$(14,525,330)

Net Assets — 100.0%		$320,533,783

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2020, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Illinois	14.1%
New York	12.4%
Texas	10.7%
Others, representing less than 10% individually	62.8%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 14.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.7% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $27,266,834 or 8.5% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Trust did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$315,085,409	$—	$315,085,409
Taxable Municipal Securities	—	11,117,753	—	11,117,753
Corporate Bonds & Notes	—	8,855,951	—	8,855,951
Total Investments	$—	$335,059,113	$—	$335,059,113

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.